Goodwill and Other Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
Balance as of June 27, 2021	$726,156
Goodwill resulting from acquisitions	10,042
Foreign currency translation adjustment	(136)
Balance as of September 26, 2021	$736,062

Balance June 30, 2019	$712,583
Goodwill resulting from acquisitions	10,942
Foreign currency translation adjustment	1,407
Balance as of June 28, 2020	$724,932
Goodwill resulting from acquisitions	2,350
Foreign currency translation adjustment	(1,126)
Balance as of June 27, 2021	$726,156

Schedule of intangible assets
	September 26, 2021				June 27, 2021
	Weighted average life (in years)	Gross carrying amount	Accumulated amortization	Net carrying amount	Weighted average life (in years)	Gross carrying amount	Accumulated amortization	Net carrying amount
Finite-lived intangible assets:
AMF trade name	3	$9,900	$(8,085)	1,815	1	$9,900	$(7,920)	$1,980
Bowlmor trade name	6	6,500	(2,763)	3,737	6	6,500	(2,600)	3,900
Other acquisition trade names	5	1,680	(238)	1,442	7	1,010	(173)	837
Customer relationships	3	20,351	(11,306)	9,045	3	18,370	(10,471)	7,899
Management contracts	2	1,800	(1,238)	562	2	1,800	(1,150)	650
Non-compete agreements and assembled workforce	4	1,777	(584)	1,193	4	1,200	(514)	686
PBA member, sponsor & media relationships	8	1,400	(367)	1,033	8	1,400	(322)	1,078
	4	43,408	(24,581)	18,827	4	40,180	(23,150)	17,030
Indefinite-lived intangible assets:
Liquor licenses		9,732	—	9,732		9,027	—	9,027
PBA trade name		3,100	—	3,100		3,100	—	3,100
Bowlero trade name		66,900	—	66,900		66,900	—	66,900
		79,732	—	79,732		79,027	—	79,027
		$123,140	$(24,582)	$98,559		$119,207	$(23,150)	$96,057

	June 27, 2021				June 28, 2020
	Weighted average life (in years)	Gross carrying amount	Accumulated amortization	Net carrying amount	Weighted average life (in years)	Gross carrying amount	Accumulated amortization	Net carrying amount
Finite-lived intangible assets:
AMF trade name	1	$9,900	$(7,920)	1,980	2	$9,900	$(5,940)	$3,960
Bowlmor trade name	6	6,500	(2,600)	3,900	7	6,500	(1,950)	4,550
Other acquisition trade names	7	1,010	(173)	837	8	850	(88)	762
Customer relationships	3	18,370	(10,471)	7,899	4	18,370	(7,841)	10,529
Management contracts	2	1,800	(1,150)	650	3	1,800	(863)	937
Non-compete agreements	4	1,200	(514)	686	5	1,080	(294)	786
PBA member, sponsor & media relationships	8	1,400	(322)	1,078	9	1,400	(144)	1,256
	4	40,180	(23,150)	17,030	5	39,900	(17,120)	22,780
Indefinite-lived intangible assets:
Liquor licenses		9,027	—	9,027		9,017	—	9,017
PBA trade name		3,100	—	3,100		3,100	—	3,100
Bowlero trade name		66,900	—	66,900		66,900	—	66,900
		79,027	—	79,027		79,017	—	79,017
		$119,207	$(23,150)	$96,057		$118,917	$(17,120)	$101,797

Schedule of estimated aggregate amortization expense for finite-lived intangibles
	Remainder of 2022	2023	2024	2025	2026	Thereafter
Amortization expense	$6,382	$8,214	$7,502	$3,712	$3,289	$22,685

	2022	2023	2024	2025	2026	Thereafter
Amortization expense	$8,481	$6,416	$6,275	$3,410	$3,169	$22,801